Notes Payable with a Related Party (Detail) - USD ($)	Sep. 28, 2020	May 12, 2020
Equilibrium | Loan Agreement Member
Related Party Transaction
Principal balance		$ 2,000,000
Interest rate (as a percent)		9.50%
Inclusive Capital Partners Spring Master Fund L.p. Member | Convertible Promissory Note Member
Related Party Transaction
Principal balance	$ 30,000,000
Interest rate (as a percent)	8.00%
Conversion price of debt (in dollars per share)	$ 9.50
Redemption price of principal (as percent)	50.00%
Redemption price (as percent)	80.00%
Redemption price	$ 500,000,000